Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-current financial assets
Schedule of non-current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Cash reserve related to the liquidity agreement	45	80
Guarantee deposit related to the non-convertible bonds	320	320
Miscellaneous	17	13
Total non-current financial assets	382	413